Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 6 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	June 30, 2019	June 30, 2018

Machinery and equipment	$783,426	$917,017
Transportation equipment	3,983,361	4,399,356
Office equipment	1,121,186	1,221,704
Buildings and improvements	491,127	458,718
Construction-in-progress	74,659	-
Total	6,453,759	6,996,795
Less: Accumulated depreciation and amortization	(4,794,239)	(4,248,386)
Property, plant and equipment, net	$1,659,520	$2,748,409

Depreciation expense amounted to approximately $1.1 million, $1.2 million and $1.2 million for the years ended June 30, 2019, 2018 and 2017, respectively.

Construction-in-progress consist of the following as of June 30, 2019:

Construction-in-progress description	Value	Estimated Completion date	Estimated Additional Cost to Complete
Overhaul and transformation of concrete mixers	$32,038	December 2019	$-
Installation of material device to concrete mixers	18,932	December 2019	-
Painting work for assembling and stirring unit and offices	16,310	December 2019	-
Installation of smoke purifier for dining room	7,379	December 2019	-
Total construction-in-progress	$74,659		$-

These construction projects were fully pre-paid as of June 30, 2019.